Commitments and Contingencies (Details) € in Millions	Dec. 31, 2022 EUR (€) € / $	Dec. 31, 2022 USD ($) € / $
Commitments Under Long-Term Lease Contracts [Abstract]
2023		$ 81,496,819
2024		2,142,100
Total		83,638,919
Purchase Commitment for Ballast Water Management Systems [Member]
Commitments Under Contracts for BWMS Installation [Abstract]
Contractual purchase obligations	€ 1.4	$ 1,500,000
Exchange rate | € / $	1.0675	1.0675
Contractual purchase obligations due in 2023	€ 0.2	$ 200,000
Contractual purchase obligations due in 2024	€ 1.2	$ 1,300,000